Note 5 - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2015
Table [Text Block]
Schedule of Goodwill [Table Text Block]

(in millions)	Print Systems	Micro 3D Printing and Packaging	Software and Solutions	Consumer and Film	Intellectual Property Solutions	Consolidated Total
Balance as of December 31, 2013:	$51	$24	$6	$6	$1	$88
Fresh start accounting adjustment	5	2	—	—	1	8
Balance as of December 31, 2014:	$56	$26	$6	$6	$2	$96
Impairment	—	(6)	—	—	(2)	(8)
Balance as of December 31, 2015:	$56	$20	$6	$6	$—	$88

Schedule of Finite-Lived Intangible Assets [Table Text Block]

	As of December 31, 2015
	Gross Carrying	Accumulated		Weighted-Average
(in millions)	Amount	Amortization	Net	Amortization Period
Technology-based	$83	$38	$45	3 years
Kodak trade name	46	—	46	Indefinite life
Customer-related	37	11	26	7 years
Other	2	—	2	21 years
Total	$168	$49	$119

	As of December 31, 2014
	Gross Carrying	Accumulated		Weighted-Average
(in millions)	Amount	Amortization	Net	Amortization Period
Technology-based	$83	$21	$62	4 years
Kodak trade name	46	—	46	Indefinite life
Customer-related	36	6	30	8 years
Other	2	—	2	22 years
Total	$167	$27	$140

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
(in millions)
2016	$21
2017	19
2018	14
2019	7
2020	5
2021 and thereafter	7
Total	$73